Income Tax - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Net operating loss carryforwards	$ 24,467	$ 73,936
Section 163(j) interest disallowance carryforward	266	16,535
Pension	9,149	11,384
Operating lease liability	10,816	10,657
Other	18,997	18,334
State credits	12,733	12,280
Foreign tax credit	62,752	0
Valuation allowance	(25,106)	(27,040)
Deferred tax assets	114,074	116,086
Deferred tax liabilities:
Depreciation	(92,922)	(91,272)
Inventory	(4,946)	(11,481)
Intangible assets	(117,063)	(143,387)
Operating lease right-of-use assets	(11,250)	(10,877)
Other	(13,743)	(20,067)
Deferred tax liabilities	(239,924)	(277,084)
Net deferred tax liabilities	$ (125,850)	$ (160,998)